MoA Mid Cap Value Fund Investment Strategy - MoA Mid Cap Value Fund	Dec. 31, 2024
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies.
Strategy Narrative [Text Block]	The Fund invests primarily in value stocks issued by companies with mid-sized market capitalizations that Mutual of America Capital Management LLC (the “Adviser”) believes to be undervalued in the marketplace in relation to factors such as the company’s assets, earnings or growth potential. The Fund may invest significantly in investments in a particular industry, group of industries or sector, particularly at times when issuers in such industry, group of industries or sector represent a significant portion of the Russell Midcap® Value Index. ●Under normal circumstances, at least 80% of the Fund’s total assets are invested in mid cap value stocks, which the Adviser defines as those that have market capitalizations that fall within the market capitalization range of companies in the Russell Midcap® Value Index, and at least 85% of the Fund’s total assets will be invested in equity securities.